Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 14, 2025
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust II
Columbia Research Enhanced Emerging Economies ETF	8/1/2024
Effective as of the date of this supplement, footnote (1) to the Average Annual Total Returns Table in the subsection Performance Information in the Summary of Columbia Research Enhanced Emerging Economies ETF section of the Fund's prospectus is replaced with the following:
(1) The Fund started tracking the performance of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index (the New Index) on June 28, 2024. The New Index commenced operations on May 2, 2024 and therefore did not have performance information prior to that date. For periods prior to February 3, 2025, the Fund sought to track the performance of its index, which was not calculated in the manner that the New Index is currently calculated. As a result, the performance of the Fund and the New Index for periods prior to that date is not representative of the performance they would have achieved had the Fund sought to track the performance of the New Index as currently calculated.

S000028760 [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 14, 2025
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust II
Columbia Research Enhanced Emerging Economies ETF	8/1/2024
Effective as of the date of this supplement, footnote (1) to the Average Annual Total Returns Table in the subsection Performance Information in the Summary of Columbia Research Enhanced Emerging Economies ETF section of the Fund's prospectus is replaced with the following:
(1) The Fund started tracking the performance of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index (the New Index) on June 28, 2024. The New Index commenced operations on May 2, 2024 and therefore did not have performance information prior to that date. For periods prior to February 3, 2025, the Fund sought to track the performance of its index, which was not calculated in the manner that the New Index is currently calculated. As a result, the performance of the Fund and the New Index for periods prior to that date is not representative of the performance they would have achieved had the Fund sought to track the performance of the New Index as currently calculated.